                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 03/31/2010

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Johnson Illington Advisors LLC
Address: 677 Broadway
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                         Albany NY                05/11/2010
----------------------------   --------------------------   --------------------
[Signature]                           [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-11456               _______________

[Repeat as necessary.]


                                     Page 1

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         65

Form 13F Information Table Value Total:     145662
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28 -
02    28 -
03    28 -


                                     Page 2

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
QUANTITY CUSIP                   ISSUER           SYMBOL  PRICE    MARKET VALUE  CLASS DISCRETION VOTING AUTHORITY
-------- -----                   ------           ------ ------- --------------- ----- ---------- ----------------
  49136  002824100 ABBOTT LABS COM                  abt  $ 52.68 $  2,588,484.48  Sole  Partial
  54841  025816109 AMERICAN EXPRESS COMPANY         axp  $ 41.26 $  2,262,739.66  Sole  Partial
  23857  037411105 APACHE CORP                      apa  $101.50 $  2,421,485.50  Sole  Partial
  36395  067383109 BARD C R INC                     bcr  $ 86.62 $  3,152,534.90  Sole  Partial
 171883  17275R102 CISCO SYS INC                   csco  $ 26.03 $  4,474,114.49  Sole  Partial
  81295  189754104 COACH INC COM                    coh  $ 39.52 $  3,212,778.40  Sole  Partial
  49734  194162103 COLGATE PALMOLIVE CO              cl  $ 85.26 $  4,240,320.84  Sole  Partial
  39801  20825C104 CONOCOPHILLIPS COM               cop  $ 51.17 $  2,036,617.17  Sole  Partial
  55335  237194105 DARDEN RESTAURANTS INC COM       dri  $ 44.54 $  2,464,620.90  Sole  Partial
  43737  25459L106 DIRECTV COM CL A                 dtv  $ 33.81 $  1,478,747.97  Sole  Partial
  34210  29358q109 ENSCO PLC SPONSORED ADREA REP    esv  $ 44.78 $  1,531,923.80  Sole  Partial
  46352  30231G102 EXXON MOBIL CORP COM             xom  $ 66.98 $  3,104,656.96  Sole  Partial
  34391  354613101 FRANKLIN RESOURCES INC           ben  $110.90 $  3,813,961.90  Sole  Partial
  18100  35671d857 FREEPORT MCMORAN COPPER & GOLD   fcx  $ 83.54 $  1,512,074.00  Sole  Partial
  23004  369550108 GENERAL DYNAMICS CORP COM         gd  $ 77.20 $  1,775,908.80  Sole  Partial
  62685  369604103 GENERAL ELECTRIC CO COM           ge  $ 18.20 $  1,140,867.00  Sole  Partial
  35750  413875105 HARRIS CORP DEL                  hrs  $ 47.49 $  1,697,767.50  Sole  Partial
  39967  459200101 HASBRO INC                       has  $ 38.28 $  1,529,936.76  Sole  Partial
  50660  428236103 HEWLETT PACKARD CO COM           hpq  $ 53.15 $  2,692,579.00  Sole  Partial
  35583  464287440 INTERNATIONAL BUSINESS MACHS C   ibm  $128.25 $  4,563,519.75  Sole  Partial
   9331  464287457 ISHARES TR BARCLAYS 1 3 YR TRE   shy  $ 83.37 $    777,925.47  Sole  Partial
   2745  464287705 ISHARES TR BARCLAYS 3-7 YR TRE   iei  $111.18 $    305,189.10  Sole  Partial
    125  464287440 ISHARES TR BARCLAYS 7 10 YR TR   ief  $ 89.50 $     11,187.50  Sole  Partial
  27100  464288638 ISHARES TR BARCLAYS INTERMED C   ciu  $104.02 $  2,818,942.00  Sole  Partial
   8390  464288612 ISHARES TR BARCLAYS INTERMED G   gvi  $106.13 $    890,430.70  Sole  Partial
  33622  464287226 ISHARES TR BARCLAYS US AGGREGA   agg  $104.20 $  3,503,412.40  Sole  Partial
   8085  464287713 ISHARES TR DOW JONES US TELECO   iyz  $ 20.02 $    161,861.70  Sole  Partial
  35925  464287721 ISHARES TR DOW JONES USTECHNOL   iyw  $ 58.39 $  2,097,660.75  Sole  Partial
   1355  464287242 ISHARES TR IBOXX USD INVT GRAD   lqd  $105.77 $    143,318.35  Sole  Partial
 210205  464287465 ISHARES TR MSCIEAFE INDEX FD     efa  $ 55.98 $ 11,767,275.90  Sole  Partial
   2403  464287655 ISHARES TR S&P 500/ GROWTHINDE   ivw  $ 59.92 $    143,987.76  Sole  Partial
   4197  464287309 ISHARES TR S&P 500/ VALUEINDEX   ive  $ 56.46 $    236,962.62  Sole  Partial
    377  464287606 ISHARES TR S&P MIDCAP400/ VALU   ijj  $ 71.33 $     26,891.41  Sole  Partial
    604  464287804 ISHARES TR S&P MIDCAP400/GROWT   ijk  $ 84.84 $     51,243.36  Sole  Partial
 154472  464287879 ISHARES TR S&P SMALLCAP 600 IN   ijr  $ 59.45 $  9,183,360.40  Sole  Partial
    413  464287408 ISHARES TR S&P SMALLCAP600/ GR   ijt  $ 61.26 $     25,300.38  Sole  Partial
    219  464287887 ISHARES TR S&P SMALLCAP600/ VA   ijs  $ 64.13 $     14,044.47  Sole  Partial
  26671  478160104 JOHNSON & JOHNSON COM            jnj  $ 65.20 $  1,738,949.20  Sole  Partial
  84855  46625H100 JP MORGAN CHASE & CO COM ISIN#   jpm  $ 44.75 $  3,797,261.25  Sole  Partial
 167312  68389X105 ORACLE CORP COM                 orcl  $ 25.71 $  4,301,591.52  Sole  Partial
  33192  713448108 PEPSICO INC                      pep  $ 66.16 $  2,195,982.72  Sole  Partial
  54731  81369Y886 SECTOR SPDR TR SHS BEN INT UTI   xlu  $ 29.66 $  1,623,321.46  Sole  Partial
  46145  81369y308 SECTOR SPDR TR SHS BENINT CONS   xlp  $ 27.93 $  1,288,829.85  Sole  Partial
  11225  81369y506 SECTOR SPDR TR SHS BENINT ENER   xle  $ 57.52 $    645,662.00  Sole  Partial
  52215  81369y605 SECTOR SPDR TR SHS BENINT FINA   xlf  $ 15.95 $    832,829.25  Sole  Partial
  37755  81369y704 SECTOR SPDR TR SHS BENINT INDU   xli  $ 31.24 $  1,179,466.20  Sole  Partial
  98162  81369Y100 SELECT SECTOR SPDR FD MATERIAL   xlb  $ 33.92 $  3,329,655.04  Sole  Partial
  33090  81369y407 SELECT SECTOR SPDR TRCONSUMER    xly  $ 32.84 $  1,086,675.60  Sole  Partial
  45175  81369y209 SELECT SECTOR SPDR TRHEALTH CA   xlv  $ 32.13 $  1,451,472.75  Sole  Partial
  62943  78462F103 SPDR S&P 500 ETF TR UNIT SER 1   spy  $117.00 $  7,364,331.00  Sole  Partial
 132329  78467y107 SPDR S&P MIDCAP 400 ETF TR UNI   mdy  $143.16 $ 18,944,219.64  Sole  Partial
  36565  790849103 ST JUDE MEDICAL INC              stj  $ 41.05 $  1,500,993.25  Sole  Partial
  21815  898349105 TRUSTCO BK CORP NY              trst  $  6.17 $    134,598.55  Sole  Partial
  25420  907818108 UNION PACIFIC CORP               unp  $ 73.30 $  1,863,286.00  Sole  Partial
  55705  913017109 UNITED TECHNOLOGIES CORP COM     utx  $ 73.61 $  4,100,445.05  Sole  Partial
  10115  921937835 VANGUARD BD INDEX FD INC TOTAL   bnd  $ 79.20 $    801,108.00  Sole  Partial
   2335  922908769 VANGUARD INDEX FDS VANGUARDTOT   vti  $ 59.59 $    139,142.65  Sole  Partial
   2652  921910816 Vanguard Mega Cap 300 Gr Index   mgk  $ 43.56 $    115,521.12  Sole  Partial
   5868  921910840 Vanguard Mega Cap 300 Value In   mgv  $ 36.89 $    216,470.52  Sole  Partial
    889  922908538 Vanguard Mid-Cap Growth ETF      vot  $ 52.12 $     46,334.68  Sole  Partial
    515  922908512 Vanguard Mid-Cap Value ETF       voe  $ 48.59 $     25,023.85  Sole  Partial
    360  922908595 Vanguard Small Cap Growth ETF    vbk  $ 65.30 $     23,508.00  Sole  Partial
    212  922908611 Vanguard Small Cap Value ETF     vbr  $ 60.02 $     12,724.24  Sole  Partial
  41438  92343V104 VERIZON COMMUNICATIONS COM        vz  $ 31.02 $  1,285,406.76  Sole  Partial
  31715  931142103 WAL MART STORES INC              wmt  $ 55.60 $  1,763,354.00  Sole  Partial
                                                                 $145,662,798.20